Derivative Financial Instruments - Notional Amounts and Credit Exposure (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments, exposure
Cash and securities posted under collateral arrangements associated with derivative credit support agreements and Futures Commission Merchant agreements	$ 440.1	$ 536.9	$ 730.6
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position	457.4	474.2	613.0
Collateral and initial margin posted supporting derivatives with credit-risk-related contingent features that were in a liability position	440.1	536.9	730.6
Additional collateral required to be posted if derivative credit-risk-related contingent features were triggered	69.3	93.0
Cash collateral received associated with derivative credit support annex agreements and Futures Commission Merchant agreements	240.4	97.0	142.6
Notional amount	98,203.6	97,023.1	87,728.3
Gross credit exposure	397.6	263.1	266.2
Less: collateral received	266.8	107.1	158.8
Net credit exposure	130.8	156.0	107.4
Interest rate swaps
Derivative Financial Instruments, exposure
Cash exchanged under contract	0.0	0.0
Principal payments made under contract	0.0	0.0
Notional amount	59,411.6	57,766.6	52,249.9
Gross credit exposure	21.6	42.9	64.2
Interest rate options
Derivative Financial Instruments, exposure
Notional amount	4,420.7	4,498.4	4,418.9
Gross credit exposure	31.0	37.0	41.7
Interest rate forwards
Derivative Financial Instruments, exposure
Notional amount	1,739.2	1,990.8	2,527.5
Gross credit exposure	1.3	4.2	0.1
Interest rate futures
Derivative Financial Instruments, exposure
Notional amount	810.0	1,174.5	877.5
Currency swaps
Derivative Financial Instruments, exposure
Notional amount	2,283.8	1,888.5	1,389.8
Gross credit exposure	157.8	89.8	139.2
Currency forwards
Derivative Financial Instruments, exposure
Notional amount	56.0	54.2	32.0
Gross credit exposure	1.0	0.7	0.9
Equity options
Derivative Financial Instruments, exposure
Notional amount	2,907.3	2,331.3	2,049.3
Gross credit exposure	180.2	83.8	16.5
Equity futures
Derivative Financial Instruments, exposure
Notional amount	598.0	559.6	574.1
Credit default swaps
Derivative Financial Instruments, exposure
Notional amount	305.0	305.0	400.0
Gross credit exposure	4.7	4.7	3.6
Embedded derivative financial instruments
Derivative Financial Instruments, exposure
Notional amount	$ 25,672.0	$ 26,454.2	$ 23,209.3